Investments in Affiliates (Tables)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Schedule of Equity Method Investments
Equity method investments and ownership interests by business segment are as follows:

	Ownership Percentage as of		Carrying Value as of		Share of Earnings (Loss) Year Ended			Dividends and Other Distributions Year Ended
	December 31,		December 31,		December 31,			December 31,
	2012	2011	2012	2011	2012	2011	2010	2012	2011	2010
	(In percentages)		(In $ millions)
Advanced Engineered Materials
Ibn Sina	25	25	55	54	130	112	81	(126)	(111)	(84)
Fortron Industries LLC	50	50	92	87	9	7	5	(3)	—	—
Korea Engineering Plastics Co., Ltd.	50	50	153	150	19	23	20	(23)	(22)	(20)
Polyplastics Co., Ltd.(3)	45	45	138	202	32	19	37	(81)	(45)	(10)
Una SA(1)	—	—	—	—	—	—	1	—	(3)	—
Other Activities
InfraServ GmbH & Co. Gendorf KG	39	39	36	33	9	10	4	(7)	(3)	(2)
InfraServ GmbH & Co. Hoechst KG(4)	32	32	143	125	38	16	16	(18)	(16)	(18)
InfraServ GmbH & Co. Knapsack KG	27	27	22	21	5	5	4	(4)	(5)	(4)
Consumer Specialties
Sherbrooke Capital Health and Wellness, L.P.(2)	10	10	5	5	—	—	—	—	—	—
Total			644	677	242	192	168	(262)	(205)	(138)
______________________________

(1)	The Company divested this investment in March 2011.

(2)	The Company accounts for its ownership interest in Sherbrooke Capital Health and Wellness, L.P. under the equity method of accounting because the Company is able to exercise significant influence.

(3)
During the year ended December 31, 2012, the Company amended its existing joint venture and other related agreements with Polyplastics Co., Ltd. The amended agreements, among other items, modified certain dividend rights, resulting in a net cash dividend payment to the Company of $72 million during the three months ended March 31, 2012.

(4)
InfraServ GmbH & Co. Hoechst KG is owned primarily by an entity included in the Company's Other Activities. The Company's Consumer Specialties segment and Acetyl Intermediates segment also each hold an ownership percentage. During the year ended December 31, 2012, a subsidiary of InfraServ GmbH & Co. Hoechst KG restructured its debt resulting in additional net earnings of affiliates of $22 million attributable to the Company.

Schedule of Summarized Balance Sheet Information for Ibn Sina (National Methanol)

	As of September 30,
	2012	2011
	(In $ millions)
Current assets	379	350
Noncurrent assets	205	210
Current liabilities	172	162
Noncurrent liabilities	56	41

Schedule of Summarized Income Statement Information for Ibn Sina (National Methanol)

	Twelve Months Ended September 30,
	2012	2011	2010
	(In $ millions)
Revenues	1,328	1,204	923
Gross profit	659	546	403
Net income	582	481	357

Schedule of Cost Method Investments
Cost method investments and ownership interests by business segment are as follows:

	Ownership Percentage as of		Carrying Value as of		Dividend Income for the Year Ended
	December 31,		December 31,		December 31,
	2012	2011	2012	2011	2012	2011	2010
	(In percentages)		(In $ millions)
Consumer Specialties
Kunming Cellulose Fibers Co. Ltd.	30	30	14	14	13	12	11
Nantong Cellulose Fibers Co. Ltd.	31	31	106	97	59	56	51
Zhuhai Cellulose Fibers Co. Ltd.	30	30	14	14	11	10	9
Other Activities
InfraServ GmbH & Co. Wiesbaden KG	8	8	6	6	2	2	2
Other			16	16	—	—	—
Total			156	147	85	80	73

Schedule of Transactions with Affiliates	Transactions with affiliates are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Purchases	163	190	169
Sales	1	10	8
Interest income	—	1	1

Schedule of Balances with Affiliates
Balances with affiliates are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Non-trade receivables	11	15
Total due from affiliates	11	15

Short-term borrowings	36	34
Trade payables	9	4
Current Other liabilities	6	8
Total due to affiliates	51	46